SHAREHOLDERS’ EQUITY (Details Narrative) ¥ in Thousands						6 Months Ended	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 26, 2024 JPY (¥) shares	Sep. 08, 2023 shares	Apr. 04, 2023 $ / shares shares	Apr. 04, 2023 JPY (¥) shares	Dec. 31, 2023 JPY (¥) shares	Dec. 31, 2024 JPY (¥) shares	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 JPY (¥)	Jul. 06, 2023 JPY (¥)	Apr. 04, 2023 JPY (¥)
Subsidiary, Sale of Stock [Line Items]
Percentage of captial stock							50.00%
Stock issued during period, shares | shares		45	1,539
Proceeds from issuance initial public offering								¥ 1,720,031
Deferred cost											¥ 81,602
Repurchased share during period							¥ 9,008	13,631
Retained earnings and legal capital surplus description							The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act
Cash consideration amount	¥ 301,045	¥ 301,045
2023 Share Repurchase Program [Member]
Subsidiary, Sale of Stock [Line Items]
Repurchased share during period						¥ 14,000	¥ 9,000
2023 Share Repurchase Program [Member] | Board of Directors Chairman [Member]
Subsidiary, Sale of Stock [Line Items]
Repurchased share authorized amount														¥ 200,000
Repurchased share remaining available											¥ 177,000		¥ 186,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Repurchased share during period
ADR [Member] | 2023 Share Repurchase Program [Member]
Subsidiary, Sale of Stock [Line Items]
Average price per share | $ / shares										$ 2.76		$ 6.73
Repurchased shares | shares						14,188	21,542
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering					¥ 1,801,633
Deferred cost															¥ 81,602
IPO [Member] | ADR [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares | shares					1,875,000
Average price per share | $ / shares				$ 8.00
IPO [Member] | ADR [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares | shares				18,750